Note 5 - Related Party Transactions (Details Textual)		3 Months Ended
	Jan. 01, 2018	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €			€ 685		€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total		$ 2,663,367				$ 795,562
Interest and Other Financing Costs, Related Party		99,726		$ 99,726
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		1,328,822		776,292
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction		$ 500,000		312,500
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 201,642		109,112
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 11,687		16,732
Related Party Transaction Commission on Premium, Maximum, Percentage		5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 58,350		$ 32,614
Related Party Transaction Amounts of Transaction Per Crew Member Per Month		50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total								$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total							$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party		$ 99,726